Balance Sheet (Unaudited) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 3,863,556	$ 552,315	$ 225,995
Accounts receivable	217,118	17,351	0
Prepaid expenses and other current assets	69,136	9,073	5,331
Inventory, net	189,972	16,809	23,596
Total current assets	4,339,782	595,548	254,922
Property and equipment, net	10,277	7,075	0
Intangible assets	712,500	760,714	825,000
Goodwill	69,782	69,782	69,782
Other assets	2,125	2,125
Total assets	5,134,466	1,435,244	1,149,704
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	114,819	294,187	341,873
Accrued expenses and other current liabilities	227,502	146,774	125,316
Total current liabilities	342,321	440,961	467,189
Advances - related party	297,820	297,820	257,820
Total liabilities	640,141	738,781	725,009
COMMITMENTS AND CONTINGENCIES (Note 7)
Stockholders' equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $0.001 par value, 200,000,000,100,000,000 and 100,000,000 shares authorized at September 30, 2013, December 31, 2012 and 2011, respectively, 37,094,546, 18,745,706 and 16,223,206 shares issued and outstanding at September 30, 2013, December 31, 2012 and 2011, respectively	37,094	18,746	16,223
Additional paid-in capital	9,458,162	3,375,116	1,621,756
Accumulated deficit	(5,000,931)	(2,697,399)	(1,213,284)
Total stockholders' equity	4,494,325	696,463	424,695
Total liabilities and stockholders' equity	$ 5,134,466	$ 1,435,244	$ 1,149,704